Employee benefits (Details 4) - Parent Company Gratuity plan [member] - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation without effect of projected salary growth	₨ 2,225
Add: Effect of salary growth	1,179
Defined benefit obligation with projected salary growth	3,404	₨ 3,076	₨ 2,894
50 basis points increase [Member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	3,306
50 basis points increase [Member] | Salary growth [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	3,506
50 basis points decrease [Member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	3,507
50 basis points decrease [Member] | Salary growth [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	₨ 3,306